Financial Instruments at Fair Value through Profit or Loss (Additional Information) (Details) - TWD ($) $ in Millions	Dec. 31, 2025	Jan. 31, 2025	Dec. 31, 2024	Jan. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Non-current non-derivative financial assets	$ 1,211		$ 1,005
Taiwania Capital Buffalo Fund VI, L.P. [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current non-derivative financial assets	400			$ 600
TRF 1 L.P. [Member]
Disclosure of detailed information about financial instruments [line items]
Non-current non-derivative financial assets	$ 120	$ 300